Deconsolidation (Tables)	6 Months Ended
Jun. 30, 2023
Deconsolidation
Schedule of net assets of the entities disposed and gain on disposal

March 31, 2023
USD
(Unaudited)
Total current assets	3,583,579
Total other assets	-
Total assets	3,583,579
Total current liabilities	186,192
Total net assets	3,397,385
Total consideration	-
Total loss on disposal	3,397,385